Trade and Other Payables (Details) - Schedule of trade and other payables - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other payables [Abstract]
Trade payables	S/ 111,336	S/ 83,754
Interest payable	29,871	26,322
Remuneration payable	20,835	18,102
Advances from customers	14,668	14,880
Dividends payable, note 18(g)	9,550	7,686
Taxes and contributions	8,638	10,478
Accounts payable related to the acquisition of property, plant and equipment, note 10(e)	7,615	4,830
Hedge finance cost payable	6,213	6,381
Board of Directors’ fees	5,615	5,061
Guarantee deposits	4,645	4,289
Account payable to the principal and affiliates, note 27	143	1,559
Other accounts payable	8,425	4,534
Trade and other payables	S/ 227,554	S/ 187,876